Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Income

		For the year ended December 31,
		2021	2020
	Note	$	$
Share of income from joint ventures and associates		(1.8)	(1.5)
Unrealized gain on equity securities	15	(13.9)	(0.7)
Other		(1.5)	0.1
Total other income		(17.2)	(2.1)